Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill
NOTE 10	Goodwill

On May 2, 2011, TSYS completed its acquisition of all of the outstanding common stock of TermNet, an Atlanta-based merchant acquirer, for $42 million in cash. The Company has allocated approximately $28.9 million to goodwill. Refer to Note 24 for more information on TermNet.

In May 2011, TSYS made a payment of $6.0 million of contingent merger consideration in connection with the purchase of Infonox on the Web (Infonox), which was accounted for under Statement of Financial Accounting Standard No. 141 (SFAS No. 141), “Business Combinations.” The payment of the contingent merger consideration by TSYS was recorded as goodwill.

On April 1, 2010, TSYS acquired 51% ownership of TMS for approximately $150.5 million. TSYS acquired the remaining 49% interest in TMS on January 1, 2011 for approximately $174.1 million. The Company has allocated approximately $155.5 million to goodwill. Refer to Note 24 for more information on TMS.

With the sale of certain assets and liabilities of TPOS in 2010, the Company incurred a pre-tax goodwill impairment of $2.2 million (approximately $1.5 million after-tax), which is included in loss on discontinued operations, net of tax. TPOS was not a significant component to the Merchant Services segment.

The gross amount and accumulated impairment loss of goodwill at December 31, 2011 and 2010 is as follows:

	2011
	North America Services	International Services	Merchant Services	Consolidated
Gross amount	$70,614	33,369	253,740	$357,723
Accumulated impairment losses	—	—	(2,225)	(2,225)

Goodwill, net	$70,614	33,369	251,515	$355,498

	2010
	North America Services	International Services	Merchant Services	Consolidated
Gross amount	$70,614	33,188	218,822	$322,624
Accumulated impairment losses	—	—	(2,225)	(2,225)

Goodwill, net	$70,614	33,188	216,597	$320,399

In 2010, the Company sold certain assets and liabilities of TPOS, for which the Company had a pre-tax goodwill impairment of $2.2 million and is included in discontinued operations as part of the sale.

The changes in the carrying amount of goodwill at December 31, 2011 and 2010 are as follows:

(in thousands)	North America Services	International Services	Merchant Services	Consolidated
Balance as of December 31, 2009	$70,614	34,181	61,101	$165,896
TMS purchase price allocation	—	—	155,496	155,496
Currency translation adjustments	—	(993)	—	(993)

Balance as of December 31, 2010	70,614	33,188	216,597	320,399
TermNet purchase price allocation	—	—	28,918	28,918
Infonox additional purchase consideration	—	—	6,000	6,000
Currency translation adjustments	—	181	—	181

Balance as of December 31, 2011	$70,614	33,369	251,515	$355,498